Pensions and other post-retirement benefits - Schedule of reconciliation of changes in fair value of plan assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset	£ 1,916
Changes in net defined benefit liability (asset) [abstract]
Employer contributions	120	£ 282
Closing net defined benefit asset	2,147	1,916
Actual return on plan assets	982	(207)
Expected contributions to plans in the following year	93	108
Aviva
Changes in net defined benefit liability (asset) [abstract]
Actuarial gains (losses) arising from changes in demographic assumptions, net of tax, defined benefit plans	60
UK | Pensions
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset	1,128
Changes in net defined benefit liability (asset) [abstract]
Employer contributions	93	112
Closing net defined benefit asset	1,071	1,128
Actual return on plan assets	481	(530)
Expected contributions to plans in the following year	55	89
US | Pensions
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset	476
Changes in net defined benefit liability (asset) [abstract]
Employer contributions	19	27
Closing net defined benefit asset	413	476
Actual return on plan assets	266	241
Expected contributions to plans in the following year	28	19
US | Other post-retirement benefits
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset	312
Changes in net defined benefit liability (asset) [abstract]
Employer contributions	8	143
Closing net defined benefit asset	663	312
Actual return on plan assets	235	82
Expected contributions to plans in the following year	10	0
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset	18,441	19,733
Changes in net defined benefit liability (asset) [abstract]
Interest income	910	997
Return on plan assets (less than)/in excess of interest	72	(1,204)
Administration costs	(27)	(22)
Assets distributed on settlements	(443)	0
Employer contributions	120	282
Employee contributions	5	5
Benefits paid	(1,107)	(1,168)
Exchange adjustments	(191)	(182)
Closing net defined benefit asset	17,780	18,441
Plan assets | UK | Pensions
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset	10,603	11,782
Changes in net defined benefit liability (asset) [abstract]
Interest income	510	601
Return on plan assets (less than)/in excess of interest	(29)	(1,131)
Administration costs	(19)	(14)
Assets distributed on settlements	0	0
Employer contributions	93	112
Employee contributions	5	5
Benefits paid	(722)	(752)
Exchange adjustments	0	0
Closing net defined benefit asset	10,441	10,603
Plan assets | US | Pensions
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset	5,180	5,320
Changes in net defined benefit liability (asset) [abstract]
Interest income	263	265
Return on plan assets (less than)/in excess of interest	3	(24)
Administration costs	(6)	(6)
Assets distributed on settlements	(443)	0
Employer contributions	19	27
Employee contributions	0	0
Benefits paid	(280)	(282)
Exchange adjustments	(128)	(120)
Closing net defined benefit asset	4,608	5,180
Plan assets | US | Other post-retirement benefits
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset	2,658	2,631
Changes in net defined benefit liability (asset) [abstract]
Interest income	137	131
Return on plan assets (less than)/in excess of interest	98	(49)
Administration costs	(2)	(2)
Assets distributed on settlements	0	0
Employer contributions	8	143
Employee contributions	0	0
Benefits paid	(105)	(134)
Exchange adjustments	(63)	(62)
Closing net defined benefit asset	2,731	2,658
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset	(16,401)	(17,867)
Changes in net defined benefit liability (asset) [abstract]
Interest income	(785)	(899)
Employee contributions	(5)	(5)
Benefits paid	1,147	1,203
Exchange adjustments	178	162
Closing net defined benefit asset	(15,345)	(16,401)
Present value of defined benefit obligation | UK | Pensions
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset	(9,475)	(10,521)
Changes in net defined benefit liability (asset) [abstract]
Interest income	(452)	(533)
Employee contributions	(5)	(5)
Benefits paid	725	756
Exchange adjustments	0	0
Closing net defined benefit asset	(9,370)	(9,475)
Present value of defined benefit obligation | US | Pensions
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset	(4,704)	(4,912)
Changes in net defined benefit liability (asset) [abstract]
Interest income	(241)	(246)
Employee contributions	0	0
Benefits paid	280	282
Exchange adjustments	121	110
Closing net defined benefit asset	(4,195)	(4,704)
Present value of defined benefit obligation | US | Other post-retirement benefits
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset	(2,222)	(2,434)
Changes in net defined benefit liability (asset) [abstract]
Interest income	(92)	(120)
Employee contributions	0	0
Benefits paid	142	165
Exchange adjustments	57	52
Closing net defined benefit asset	£ (1,780)	£ (2,222)